CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares [1]
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue(including revenue from related parties of RMB177,341, RMB142,477 and RMB145,442 for the years ended December 31,2018, 2019 and 2020, respectively)	$ 607,199	¥ 3,961,962	¥ 8,616,784	¥ 11,244,114
Operating costs and expenses:
Sales and marketing(including expenses from related parties of RMB997,203, RMB434,875 and RMB111,550 for the years ended December 31,2018, 2019 and 2020, respectively)	(291,969)	(1,905,095)	(4,457,353)	(6,658,270)
Origination, servicing and other operating costs (including costs from related parties of RMB559,724, RMB409,287 and RMB718,734 for the years ended December 31,2018, 2019 and 2020, respectively)	(169,300)	(1,104,682)	(665,083)	(1,061,289)
General and administrative (including expenses from related parties of RMB584,426, RMB122,338 and RMB192,934 for the years ended December 31,2018, 2019 and 2020, respectively)	(96,149)	(627,368)	(731,806)	(1,336,247)
Provision for contingent liability	(488)	(3,187)	(9,462)	(419,581)
Allowance for contract assets, receivables and others	(56,955)	(371,629)	(1,625,051)	(992,581)
Loss of disposal	(100,512)	(655,839)
Total operating costs and expenses	(715,373)	(4,667,800)	(7,488,755)	(10,467,968)
Other income/(expenses):
Interest income, net	9,444	61,623	73,367	73,917
Fair value adjustments related to the consolidated ABFE	(22,067)	(143,988)	3,866	243,122
Gain on disposal of loan receivables and other beneficial rights | ¥			159,392	663,884
Other income, net	2,275	14,844	32,365	26,323
Total other income/(expenses), net	(10,348)	(67,521)	268,990	1,007,246
Income/(loss) before provision for income taxes	(118,522)	(773,359)	1,397,019	1,783,392
Income tax (expenses)/benefits	12,354	80,611	(239,228)	(194,287)
Share of results of equity investees | ¥			(2,180)	(9,295)
Net income/(loss)	$ (106,168)	¥ (692,748)	¥ 1,155,611	¥ 1,579,810
Basic net income/(loss) per share | (per share)	$ (0.5888)	¥ (3.8422)	¥ 6.2391	¥ 8.5754
Weighted average number of ordinary shares outstanding, basic | shares	180,301,898	180,301,898	185,219,586	184,225,643
Diluted net income/(loss) per share | (per share)	$ (0.5888)	¥ (3.8422)	¥ 6.1951	¥ 8.4813
Weighted average number of ordinary shares outstanding, diluted | shares	180,301,898	180,301,898	186,535,464	186,270,515

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.